Document and Entity Information	Mar. 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2025
Entity File Number	001-39348
Entity Registrant Name	ACCOLADE, INC.
Entity Central Index Key	0001481646
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	01-0969591
Entity Address, Address Line One	1201 Third Avenue, Suite 1700
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	926-8100
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ACCD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false